Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Deferred Revenue

	December 31,
	2017	2018
	RMB	RMB
Deferred revenue, current:
Live streaming	240,802	462,511
Others	2,617	6,867

Total current deferred revenue	243,419	469,378

Deferred revenue, non-current:
Live streaming	45,024	80,734

Total non-current deferred revenue	45,024	80,734